Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 142,598	$ 164,818
Marketable securities	755	1,411
Accounts receivable, net of allowance of $1,716 and $1,582, respectively	116,960	114,805
Net investment in finance leases, net of allowance of $190 and $252, respectively	130,381	130,913
Container leaseback financing receivable, net of allowance of $47 and $62, respectively	54,710	53,652
Trading containers	6,115	4,848
Containers held for sale	37,368	31,637
Prepaid expenses and other current assets	18,028	16,703
Due from affiliates, net	2,867	2,758
Total current assets	509,782	521,545
Restricted cash	102,011	102,591
Containers, net of accumulated depreciation of $2,062,674 and $2,029,667, respectively	4,256,456	4,365,124
Net investment in finance leases, net of allowance of $735 and $1,027, respectively	1,657,127	1,689,123
Container leaseback financing receivable, net of allowance of $27 and $52, respectively	757,003	770,980
Derivative instruments	124,151	149,244
Deferred taxes	1,163	1,135
Other assets	12,644	13,492
Total assets	7,420,337	7,613,234
Current liabilities:
Accounts payable and accrued expenses	20,235	24,160
Container contracts payable	1,817	6,648
Other liabilities	5,203	5,060
Due to container investors, net	15,518	16,132
Debt, net of unamortized costs of $7,781 and $7,938, respectively	394,186	377,898
Total current liabilities	436,959	429,898
Debt, net of unamortized costs of $24,762 and $26,946, respectively	4,950,036	5,127,021
Derivative instruments	4,885
Income tax payable	13,483	13,196
Deferred taxes	14,276	13,105
Other liabilities	32,322	33,725
Total liabilities	5,451,961	5,616,945
Shareholders' Equity:
Cumulative redeemable perpetual preferred shares, $0.01 par value, $25,000 liquidation preference per share. Authorized 10,000,000 shares; 12,000 shares issued and outstanding (equivalent to 12,000,000 depositary shares at $25.00 liquidation preference per depositary share)	300,000	300,000
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,970,152 shares issued and 42,395,343 shares outstanding at 2023; 59,943,282 shares issued and 43,634,655 shares outstanding at 2022	600	599
Treasury shares, at cost, 17,574,809 and 16,308,627 shares, respectively	(379,210)	(337,551)
Additional paid-in capital	444,751	442,154
Accumulated other comprehensive income	117,737	147,350
Retained earnings	1,484,498	1,443,737
Total shareholders’ equity	1,968,376	1,996,289
Total liabilities and shareholders' equity	$ 7,420,337	$ 7,613,234